UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21414

               OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
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

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--44.4%
Oppenheimer Main Street Fund, Cl. Y (Cost $116,099,070)                    3,417,764   $    118,972,359
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--55.0%
Federal National Mortgage Assn. Unsec. Nts., 6%, 5/15/11           $       6,200,000          6,793,427
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.81%, 2/15/11 1                            179,700,000        139,946,227
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 3.84%, 5/15/11 1                                 441,000            339,139
                                                                                        ------------------
Total U.S. Government Obligations (Cost $149,419,291)                                       147,078,793
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
Undivided interest of 0.42% in joint
repurchase agreement (Principal Amount/Value
$563,463,000, with a maturity value of
$563,494,147) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$2,368,131 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $575,723,750
(Cost $2,368,000)                                                          2,368,000          2,368,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $267,886,361)                                 100.3%      268,419,152
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.3)         (752,873)
                                                                     -------------------------------------
Net Assets                                                                      100.0% $    267,666,279
                                                                     =====================================

Footnote to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.

For information regarding Oppenheimer Main Street Fund, please refer to its most recent annual shareholder report available on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM and its complete schedule of portfolio holdings filed with the SEC, on Form N-Q, available on its website at WWW.SEC.GOV.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $   269,825,266
                                               ===============

Gross unrealized appreciation                  $       934,384
Gross unrealized depreciation                       (2,340,498)
                                               ---------------
Net unrealized depreciation                    $    (1,406,114)
                                               ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)